Acquisitions - Additional Information (Details) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Apr. 20, 2023 USD ($) Hectares $ / shares	Jan. 25, 2022 USD ($)	Jan. 25, 2022 $ / shares
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation	44.80%
Arena Minerals Inc
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Price Per Share Outstanding Paid In Cash | $ / shares		$ 0.0001
Total consideration paid		$ 185,805
Millennial Lithium Corp
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Price Per Outstanding Shares Acquired | $ / shares				$ 4.7
Price Per Share Outstanding Paid In Cash | $ / shares				$ 0.001
Total consideration paid			$ 359,729
Sal de la Puna Holdings
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of area owned after acquisiton | Hectares		13,200
Sal de la Puna Holdings | Ganfeng New Energy Technology Development (Suzhou) Co., Ltd.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		35.00%
Arena Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Asset acquisition other transaction costs		$ 4,186
Ownership interest in joint operation		100.00%
Arena Minerals | Sal de la Puna Holdings
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		65.00%
Place of joint operation		Pastos Grandes Basin
Arena Minerals | Antofalla Minerals
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint operation		100.00%
Millennial
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Business Combination ,Break Fees Amount		$ 20,000
Asset acquisition other transaction costs			$ 5,812